AAM S&P Developed Markets High Dividend Value ETF
Schedule of Investments
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Australia - 10.7%
4,591	AGL Energy, Ltd.	$40,402
3,734	Computershare, Ltd.	41,169
2,225	Fortescue Metals Group, Ltd.	37,198
10,342	Harvey Norman Holdings, Ltd.	42,372
11,914	Stockland	40,678
2,037	Woodside Petroleum, Ltd.	38,244
		240,063
	Austria - 1.8%
939	OMV AG	39,631

	Belgium - 1.7%
927	Telenet Group Holding NV	39,553

	Canada - 9.0%
311	Canadian Tire Corporation, Ltd. - Class A	40,367
1,755	Great-West Lifeco, Inc.	40,116
893	Open Text Corporation	40,042
1,723	Power Corporation of Canada	40,153
3,032	RioCan Real Estate Investment Trust	40,420
		201,098
	Czech Republic - 1.7%
5,840	Avast plc	37,868

	France - 1.8%
422	Sanofi	39,554

	Germany - 5.4%
656	Bayer AG	39,781
899	Fresenius SE & Company KGaA	40,161
1,148	Uniper SE	40,307
		120,249
	Hong Kong - 7.5%
8,000	CK Asset Holdings, Ltd.	40,186
6,000	CK Hutchison Holdings, Ltd.	41,554
32,000	Sino Land Company, Ltd.	44,571
3,000	Sun Hung Kai Properties, Ltd.	41,012
		167,323
	Italy - 5.6%
25,509	A2A SpA	41,528
12,068	Hera SpA	42,284
86,625	Telecom Italia SpA - Savings Shares	41,149
		124,961

	Japan - 23.6%
10,100	ENEOS Holdings, Inc.	40,875
1,800	Iida Group Holdings Company, Ltd.	39,664
2,100	Japan Tobacco, Inc.	41,671
900	Lawson, Inc.	43,670
6,000	Marubeni Corporation	39,790
6,100	Mitsubishi Chemical Holdings Corporation	41,624
3,000	Mizuho Financial Group, Inc.	39,500
2,000	Sekisui House, Ltd.	38,569
3,200	SoftBank Corporation	42,088
17,600	Sojitz Corporation	40,682
3,100	Sumitomo Corporation	41,069
1,300	Sumitomo Mitsui Financial Group, Inc.	40,293
2,500	Yokohama Rubber Company, Ltd	39,209
		528,704
	Netherlands - 3.6%
1,453	Koninklijke Ahold Delhaize NV	41,642
2,249	Royal Dutch Shell plc - Class B	39,289
		80,931
	Norway - 1.9%
914	Yara International ASA	42,799

	Singapore - 1.8%
2,700	Venture Corporation, Ltd.	40,365

	Spain - 3.9%
1,782	Naturgy Energy Group SA	46,135
9,444	Telefonica SA	40,777
		86,912
	Sweden - 3.6%
1,515	Intrum AB	41,355
1,450	Lundin Energy AB	39,755
		81,110
	Switzerland - 3.5%
737	LafargeHolcim, Ltd.	39,973
431	Novartis AG	39,016
		78,989
	United Kingdom - 12.5%
1,117	British American Tobacco plc	40,762
2,230	GlaxoSmithKline plc	41,554
1,854	Imperial Brands plc	37,425
11,533	Legal & General Group plc	38,642
521	Rio Tinto plc	39,986
5,037	Sage Group, plc	40,795
24,012	Vodafone Group plc	41,164
		280,328
	TOTAL COMMON STOCKS (Cost $2,174,094)	2,230,438

	SHORT-TERM INVESTMENTS - 0.1%
1,796	Invesco Government & Agency Portfolio - Institutional Class - 0.03%*	1,796
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,796)	1,796
	TOTAL INVESTMENTS (Cost $2,175,890) - 99.7%	2,232,234
	Other Assets in Excess of Liabilities - 0.3%	7,417
	NET ASSETS - 100.0%	$2,239,651

	Percentages are stated as a percent of net assets.

*	Rate shown is the annualized seven-day yield as of January 31, 2021.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:
AAM S&P Developed Markets High Dividend Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$2,230,438	$-	$-	$2,230,438
Short-Term Investments	1,796	-	-	1,796
Total Investments in Securities	$2,232,234	$-	$-	$2,232,234

For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.